SIGNIFICANT ACCOUNTING POLICIES (Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2014
Computer equipment [Member]
Property and Equipment [Line Items]
Depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Depreciation rate	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Depreciation rate	10.00%
Machinery and laboratory equipment [Member]
Property and Equipment [Line Items]
Depreciation rate	15.00%